Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price | €	€ 29.54	€ 31.14	€ 27.90
Number of options granted | shares	501,091	404,052	1,011,867
Exercisable period of share options granted	Shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable.
Discount rate on exercise price at which options are granted	15.00%
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted	379,253	304,492	692,334
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted	121,838	99,560	319,533